Balance Sheet Detail	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Detail

Note 8 – Balance Sheet Detail

Prepaid expenses and other current assets consisted of the following (in thousands):

	Years Ended December 31,
	2025	2024
Prepaid expenses	$37	$20
Receivables for Investment	—	312
Other current assets	187	103
Total prepaid expenses and other current assets	$224	$435

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Property and equipment, net consisted of the following (in thousands):

	Years Ended December 31,
	2025	2024
Computers and peripheral equipment	$411	$377
Office furniture and equipment	46	46
Electronic equipment	290	290
Leasehold improvements	18	18
	765	731
Less: accumulated depreciation	(679)	(626)
Total property and equipment, net	$86	$105

Depreciation expenses for the years ended December 31, 2025 and 2024 amounted to $53 and $58, respectively.

Accrued and other current liabilities was composed of the following (in thousands):

	Years Ended December 31,
	2025	2024
Employee and related accruals	$822	$627
Accrued expenses	1,686	1,271
Dividends payable	61	-
Other	79	69
Total accrued and other current liabilities	$2,648	$1,967